Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer
P
rot
e
ction Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid to our CEO and the other Named Executive Officers (as calculated in accordance with Item 402(v) of Regulation S-K).

Rocket Lab Pay Versus Performance
			Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid for PEO (3)			RKLB Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income
2022	$837,820	$837,820	$4,688,684	$2,278,142	$36	$60	-$	135,944,000
2021	$325,246	$325,246	$5,098,005	$7,036,152	$118	$92	-$	117,320,000

(1)
Peter Beck served as the Company’s Principal Executive Officer (our “PEO”) for the entirety of 2021 and 2022 and the Company’s Named Executive Officers other than our PEO (the “Reported NEOs”) for the indicated years were as follows:

–	2022: A. Spice, S. O’Donnell and A. Kampani
–	2021: A. Spice and S. O’Donnell
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated year in the case of Peter Beck and (ii) the average of the total compensation reported in the Summary Compensation Table for the indicated year for the Reported NEOs for the applicable year other than the Principal Executive Officer for such years.

(3)
Amounts reported in this column represent the compensation actually paid to Peter Beck as the Company’s Chief Executive Officer in the indicated fiscal years, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years. Note that per SEC rules, no adjustments from the Summary Compensation Table reported amounts since Peter Beck held no outstanding equity awards at any point during the years reported above.

PEO
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$325,246	$837,820
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0

=	Compensation Actually Paid		$325,246	$837,820

(4)
Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than Peter Beck in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$5,098,005		$4,688,684
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,820,744		$4,249,711
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0		$2,701,106
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,955,935		$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0		$504,088
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting	(f)	$3,802,956	-$	1,366,026
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0		$0

=	Compensation Actually Paid		$7,036,152		$2,278,142

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

a.	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.
b.
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with ASC Topic 718.

c.
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Named Executive Officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.

d.
Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

(5)
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested in our common stock on August 25, 2021, using the closing stock price of the end of the day we began training on the Nasdaq after our merger with Vector Acquisition Corporation (the “Business Combination”). Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the ARK Space Exploration & Innovation ETF. This calculation assumes that $100 was invested in this index on August 25, 2021 (aligned with the period used in #5 above).

Named Executive Officers, Footnote [Text Block]
–	2022: A. Spice, S. O’Donnell and A. Kampani
–	2021: A. Spice and S. O’Donnell

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the ARK Space Exploration & Innovation ETF. This calculation assumes that $100 was invested in this index on August 25, 2021 (aligned with the period used in #5 above).
PEO Total Compensation Amount	$ 837,820	$ 325,246
PEO Actually Paid Compensation Amount	$ 837,820	325,246
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts reported in this column represent the compensation actually paid to Peter Beck as the Company’s Chief Executive Officer in the indicated fiscal years, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years. Note that per SEC rules, no adjustments from the Summary Compensation Table reported amounts since Peter Beck held no outstanding equity awards at any point during the years reported above.

PEO
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$325,246	$837,820
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$0	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0

=	Compensation Actually Paid		$325,246	$837,820

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

a.	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.
b.
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with ASC Topic 718.

c.
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Named Executive Officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.

d.
Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,688,684	5,098,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,278,142	7,036,152
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s Named Executive Officers other than Peter Beck in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such Named Executive Officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
			2021	2022
	Summary Compensation Table - Total Compensation	(a)	$5,098,005		$4,688,684
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,820,744		$4,249,711
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0		$2,701,106
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,955,935		$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0		$504,088
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting	(f)	$3,802,956	-$	1,366,026
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0		$0

=	Compensation Actually Paid		$7,036,152		$2,278,142

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.

a.	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported Named Executive Officers in the indicated fiscal year.
b.
Represents the average aggregate grant date fair value of the stock awards and option awards granted to the reported Named Executive Officers during the indicated fiscal year, computed in accordance with ASC Topic 718.

c.
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported Named Executive Officers’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.

d.
Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the reported Named Executive Officers as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718.

e.
Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the reported Named Executive Officers and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.

f.
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the reported Named Executive Officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.

g.
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported Named Executive Officers’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

•	Relationship Between Compensation Actually Paid to the PEO, Average Actually Paid to reported NEOs, and the Company’s Cumulative Total Shareholder Return (“TSR”)

•	The Company’s TSR, measured assuming a $100 investment in the Company’s common stock as of August 25, 2021, increased to $118 by the end of 2021 before declining to $36 by the end of 2022.

•
As calculated in accordance with the SEC disclosure rules, the “Compensation Actually Paid” to our CEO was $325,246 for 2021 and $837,820 for 2022. Since our PEO held no equity awards during 2021 and 2022, PEO “Compensation Actually Paid” for these years was not related to our TSR.

•	For our non-PEO NEOs, the value of compensation fluctuates with on our stock price performance given the emphasis on equity compensation.

•	In 2021, non-PEO “Compensation Actually Paid” reflects the appreciation in the value of equity holdings over 2021, the year we began trading publicly after the Business Combination.

•	In 2022, average non-PEO “Compensation Actually Paid” was impacted by our TSR performance, declining from $7,036,152 in 2021 to $2,278,142 in 2022.

Compensation Actually Paid vs. Net Income [Text Block]

•	Relationship Between Compensation Actually Paid to the PEO, Average Actually Paid to Reported NEOs, and the Company’s Net Income

•	“Compensation Actually Paid” to our Named Executive Officers is not directly impacted by net income.

•	The Company’s 2021 net income was -$117,320,000 and decreased to -$135,944,000 for 2022.

•	As described above, the “Compensation Actually Paid” to most Named Executive Officers declined over that same period.

Total Shareholder Return Vs Peer Group [Text Block]

•	Relationship Between the Company’s TSR and the Peer Group TSR

•
Assuming a $100 investment as of August 25, 2021 (the date we began trading publicly after the Business Combination), the TSR for the peer group disclosed in footnote 6 to the table above initially decreased from $100 to $92 as of December 31, 2021 and has
since declined to $60 as of December 31, 2022.

•
During the same period, the Company’s TSR, measured assuming a $100 investment in the Company’s common stock as of August 25, 2021, increased to $118 as of December 31, 2021 and subsequently declined to $36 as of December 31, 2022.

Tabular List [Table Text Block]	Tabular List of Financial Performance Measures The Company does not directly tie any incentive compensation paid to the Company’s Named Executive Officers to any financial performance measures.
Total Shareholder Return Amount	$ 36	118
Peer Group Total Shareholder Return Amount	60	92
Net Income (Loss)	$ (135,944,000)	(117,320,000)
PEO Name	Peter Beck
PEO [Member] | Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair Value of Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,249,711	4,820,744
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,701,106	0
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,955,935
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	504,088	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,366,026)	3,802,956
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0